Note 9 - Prepayments and Other	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]
9.       Prepayments and Other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2012	December 31, 2013
Prepaid expenses	77	54
Other receivables	1,012	464
Total	1,089	518